Trade receivables (Tables)	12 Months Ended
Mar. 31, 2022
Trade and other receivables [abstract]
Disclosure of Trade Receivables Balance
The tables below details the trade receivables balances as of March 31, 2022 and the previous two financial years:

As of March 31, 2022
(EUR thousand)
Trade receivables	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	73,969	24,815	3,813	102,597
Less: Loss allowance	(1,864)	—	(264)	(2,128)
Total	72,105	24,815	3,549	100,469

March 31, 2021
(EUR thousand)
Trade receivables	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	26,938	3,115	5,388	35,441
Less: Loss allowance	(3,454)	(258)	(405)	(4,117)
Total	23,484	2,857	4,983	31,324

March 31, 2020
(EUR thousand)
Trade receivables	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	103,930	22,864	19,213	146,007
Less: Loss allowance	(3,013)	(141)	(1,547)	(4,701)
Total	100,917	22,723	17,666	141,306

Disclosure of Age Analysis of Net Trade Receivables

(EUR thousand)
Age analysis of net trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	61,878	24,532	1,966	88,376
Trade receivables overdue:
Up to 3 months	8,889	274	1,503	10,666
3 months - 6 months	744	—	39	783
More than 6 months	594	9	41	644
Total	72,105	24,815	3,549	100,469

(EUR thousand)
Age analysis of net trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	20,329	898	3,550	24,777
Trade receivables overdue:
Up to 3 months	2,264	1,184	996	4,444
3 months - 6 months	451	775	16	1,242
More than 6 months	440	—	421	861
Total	23,484	2,857	4,983	31,324

(EUR thousand)
Age analysis of net trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	67,275	14,644	7,300	89,219
Trade receivables overdue:
Up to 3 months	28,947	7,662	6,800	43,409
3 months - 6 months	3,335	269	944	4,548
More than 6 months	1,360	148	2,622	4,130
Total	100,917	22,723	17,666	141,306

Disclosure of Movements of the Provision for the Impairment of Trade Receivables
The table below details the movements of the expected credit losses of trade receivables:

(EUR thousand)
Movements of the expected credit losses of trade receivables	2022	2021	2020
Opening balance as of April 1	(4,117)	(4,701)	(3,575)
Income statement charge for the year	(515)	(1,447)	(2,306)
Write-offs	860	1,040	184
Reversal of unused amounts	1,563	869	913
Exchange differences	81	122	83
Closing balance as of March 31	(2,128)	(4,117)	(4,701)